Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes

	December 31,
	2021	2020

Net operating loss carryforwards - Foreign	$18,580,000	$1,879,000
Net operating loss carryforwards - U.S.	2,316,000	421,000
	20,896,000	2,300,000
Valuation allowance	(20,896,000)	(2,300,000)
Net deferred tax assets	$–	$–

Schedule of effective income tax

	Years Ended December 31,
	2021	2020

U. S. federal statutory tax rate	(21.0)%	(21.0)%
Difference between U.S. and U.K. tax rates	2.0%	2.0%
Change in valuation allowance	19.0%	19.0%
Effective tax rate	0.0%	0.0%